Income tax (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Other Noncash Income Tax Expense	$ 214	$ 432	$ 412	$ 432
Income Tax Expense (Benefit)	1,866	2,042	3,975	3,797
Utilization Of Tax Loss Carryforwards	$ 407	$ 65	786	224
Increase Long Term Income Tax Payable			$ 786	$ 224